SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details)	Dec. 31, 2022 $ / shares shares
Warrants outstanding, number of warrants	81,072,855
Weighted-average remaining life	11 months 1 day
Warrants weighted-average exercise price | $ / shares	$ 0.18
Warrants exercisable, exercisable number of warrants	81,072,855
Exercise Price 1 [Member] | Warrant [Member]
Warrants outstanding, exercise price | $ / shares	$ 0.20
Warrants outstanding, number of warrants	42,737,500
Weighted-average remaining life	3 months
Warrants weighted-average exercise price | $ / shares	$ 0.20
Warrants exercisable, exercisable number of warrants	42,737,500
Exercise Price 2 [Member] | Warrant [Member]
Warrants outstanding, exercise price | $ / shares	$ 0.13
Warrants outstanding, number of warrants	961,539
Weighted-average remaining life	3 years 10 months 24 days
Warrants weighted-average exercise price | $ / shares	$ 0.13
Warrants exercisable, exercisable number of warrants	961,539
Exercise Price 3 [Member] | Warrant [Member]
Warrants outstanding, exercise price | $ / shares	$ 0.15
Warrants outstanding, number of warrants	33,000,066
Weighted-average remaining life	1 year 3 months
Warrants weighted-average exercise price | $ / shares	$ 0.15
Warrants exercisable, exercisable number of warrants	33,000,066
Exercise Price 4 [Member] | Warrant [Member]
Warrants outstanding, exercise price | $ / shares	$ 0.20
Warrants outstanding, number of warrants	4,373,750
Warrants weighted-average exercise price | $ / shares	$ 0.20
Warrants exercisable, exercisable number of warrants	4,373,750
Exercise Price 4 [Member] | Warrant [Member] | Minimum [Member]
Weighted-average remaining life	4 years 2 months 26 days
Exercise Price 4 [Member] | Warrant [Member] | Maximum [Member]
Weighted-average remaining life	4 years 5 months 23 days